Intangible assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Intangible assets

9 Intangible assets

	2017

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	11,023	1,054	1,255	60	13,392

Accumulated amortisation and impairment		(616)	(659)		(1,275)

Net book value at 1 January	11,023	438	596	60	12,117

Differences on exchange	(1,189)	(3)	(2,669)	–	(3,861)

Additions

– internal development	–	–	–	87	87

– acquisitions (note 24)	34,313	33	75,488	4	109,838

– separately acquired	–	29	98	–	127

Reallocations	–	80	–	(80)	–

Amortisation charge	–	(88)	(268)	–	(356)

Impairment	–	(42)	(125)	–	(167)

31 December

Cost	44,147	1,119	74,136	71	119,473

Accumulated amortisation and impairment		(672)	(1,016)		(1,688)

Net book value at 31 December	44,147	447	73,120	71	117,785

9 Intangible assets continued

	2016

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	9,324	918	1,015	180	11,437

Accumulated amortisation and impairment		(569)	(432)		(1,001)

Net book value at 1 January	9,324	349	583	180	10,436

Differences on exchange	1,690	2	96	7	1,795

Additions

– internal development	–	11	–	49	60

– acquisitions (note 24)	9	–	33	–	42

– separately acquired	–	1	21	–	22

Reallocations	–	147	29	(176)	–

Amortisation charge	–	(72)	(133)	–	(205)

Impairment	–	–	(33)	–	(33)

31 December

Cost	11,023	1,054	1,255	60	13,392

Accumulated amortisation and impairment		(616)	(659)		(1,275)

Net book value at 31 December	11,023	438	596	60	12,117

Included in computer software and assets in the course of development are internally developed assets with a carrying value of £459 million (2016: £484 million). The costs of internally developed assets include capitalised expenses of employees working full time on software development projects, third party consultants, as well as software licence fees from third party suppliers.

The Group has £16 million future contractual commitments (2016: £nil million) related to intangible assets.

9 Intangible assets continued

Trademarks and similar intangibles with definite lives

Included in the net book value of trademarks and similar intangibles are trademarks relating to the acquisition of RAI £3,097 million (2016: £nil million), TDR d.o.o.  £61 million (2016: £105 million), Sudan £29 million (2016: £37 million), CHIC Group £29 million (2016: £40 million), Skandinavisk Tobakskompagni (ST) £230 million (2016: £244 million), Tekel £11 million (2016: £16 million), Bentoel £8 million (2016: £15 million) and Protabaco £nil million (2016: £30 million).

Trademarks and similar intangibles with indefinite lives

Included in the net book value of trademarks and similar intangibles are trademarks relating to the acquisition of RAI with indefinite lives amounting to £69,562 million.

The trademarks and similar intangibles have been tested for impairment in line with the methodology outlined below.

Impairment testing for intangible assets with indefinite lives including goodwill

Goodwill of £44,147 million (2016: £11,023  million) is included in intangible assets in the balance sheet of which the following are the significant acquisitions: RAI £33,062 million (2016: £nil million); Rothmans Group £4,834 million (2016: £4,809 million); Imperial Tobacco Canada £2,367 million (2016: £2,420 million); ETI (Italy) £1,462 million (2016: £1,406 million) and ST (principally Scandinavia) £1,102 million (2016: £1,061 million). The principal allocations of goodwill in the Rothmans’ acquisition are to the cash-generating units of Eastern Europe, Western Europe and South Africa, with the remainder mainly relating to operations in the domestic and export markets in the United Kingdom and operations in Asia-Pacific.

Due to the integrated nature of the activities, the goodwill arising from the TDR acquisition (principally Croatia) has been transferred to the Western Europe cash-generating unit with effect from 1 January 2017.

In 2017, goodwill was allocated for impairment testing purposes to 19 (2016: 18) individual cash-generating units – one in the United States (2016: nil), five in Asia-Pacific (2016: five), five in the Americas (2016: five), three in Western Europe (2016: three), three in EEMEA (2016: three) and two related to Next Generation Products (2016: two).

	2017		2016

	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %

Cash Generating Unit

RAI	33,062	7.7	–	–

Canada	2,367	7.5	2,420	8.2

Western Europe	4,033	7.3	3,891	8.6

Eastern Europe	980	8.1	967	8.8

South Africa	661	9.6	656	10.1

Australia	775	7.9	785	8.6

Singapore	591	6.6	598	7.2

Malaysia	431	8.3	425	8.6

Other	1,247		1,281

Total	44,147		11,023

The recoverable amounts of all cash-generating units have been determined on a value-in-use basis. The key assumptions for the recoverable amounts of all units are the budgeted volumes, operating margins and long-term growth rates, which directly impact the cash flows, and the discount rates used in the calculation. The long-term growth rate used is purely for the impairment testing of goodwill under IAS 36 and does not reflect long-term planning assumptions used by the Group for investment proposals or for any other assessments.

Pre-tax discount rates of between 6.6% and 19.2% (2016: 7.2% and 20.0%) were used, based on the Group's weighted average cost of capital, taking into account the cost of capital and borrowings, to which specific market-related premium adjustments are made. These adjustments are derived from external sources and are based on the spread between bonds (or credit default swaps, or similar indicators) issued by the US or comparable governments and by the local government, adjusted for the Group’s own credit market risk. For ease of use and consistency in application, these results are periodically calibrated into bands based on internationally recognised credit ratings. The long-term growth rates and discount rates have been applied to the budgeted cash flows of each cash-generating unit. These cash flows have been determined by local management based on experience, specific market and brand trends, pricing expectations and costs, and have been endorsed by Group management as part of the consolidated Group budget.

9 Intangible assets continued

The value-in-use calculations use cash flows based on detailed financial budgets prepared by management covering a one-year period extrapolated over a 10-year horizon with growth of 5% in year two. Cash flows for years three to 10 are extrapolated from year two cash flows for each relevant operating unit at 4% (2016: 4%) per annum, including 1% inflation (2016: 1% inflation), where after a total growth rate of 2% (2016: 2%) has been assumed. A 10-year horizon is considered appropriate based on the Group’s history of profit and cash growth, its well balanced portfolio of brands and the industry in which it operates.

In some instances, such as recent acquisitions, start-up ventures or in other specific cases, the valuation is expanded to reflect the medium-term plan of the country or market management, spanning five years or beyond. If discounted cash flows for cash-generating units should fall by 10%, or the discount rate was increased at a post-tax rate of 1%, there would be no impairment.

BAT Annual Report and Form 20-F 2017	1